Note 12 - Employee Benefit Programs	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Employee Stock Purchase Plan Disclosure [Text Block]
Note
12.
Employee Stock Purchase Plan

Under the Company’s
2010
Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a
15%
discount. A maximum number of
25,000
shares of common stock can be issued under the ESPP Plan of which all of the authorized shares have been issued as of
March 31, 2017.
During the
three
months ended
March 31, 2017
and
2016,
a total of
2,240
and
4,459
shares were issued under the ESPP Plan with a fair value of
$358
and
$10,700,
respectively. The Company recognized
$54
and
$1,784
of stock-based compensation related to the
15%
discount for the
three
months ended
March 31, 2017
and
2016,
respectively.

Note
12
-
Employee Benefit Programs

The Company has established a
401
(k) retirement plan (
“401
(k) plan”) which covers all eligible employees who have attained the age of twenty-one
and have completed
30
days of employment with the Company. The Company can elect to match up to a certain amount of employees’ contributions to the
401
(k) plan.
No
employer contributions were made during the years ended
December 31, 2016
and
2015.

Under the Company’s
2010
Employee Stock Purchase Plan (“ESPP Plan”), participants can purchase shares of the Company’s stock at a
15%
discount. A maximum of
25,000
shares of common stock can be issued under the ESPP Plan of which all of the authorized shares have been issued as of
December 31, 2016.
During the years ended
December 31, 2016
and
2015,
a total of
29,807
and
2,838
shares were issued under the ESPP Plan with a fair value of
$28,952
and
$49,757,
respectively. The Company recognized
$4,523
and
$7,541
of stock-based compensation related to the
15%
discount for the years ended
December 31, 2016
and
2015,
respectively.